Document And Entity Information	8 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001870404
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE